Pensions and Other Post Retirement Benefits - Plan Assets and Investment Objectives (Details)	Dec. 31, 2024	Dec. 31, 2023
Weighted average pension plan asset allocations
Equities	50.00%	53.00%
Fixed income	28.00%	22.00%
Real assets	20.00%	25.00%
Private debt and equity	2.00%
Total plan assets	100.00%	100.00%